PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

Voya Index Plus MidCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.5%
Communication Services : 1.6%
1,533
Cable One, Inc.
$ 648,658
0.1
63,419  Iridium
Communications, Inc.
1,659,041
0.3
13,301  New York Times Co.
- Class A
574,869
0.1
4,232
(1)
Roku, Inc.
275,800
0.1
5,313
(1)
Spotify Technology SA
1,402,101
0.3
92,466
TEGNA, Inc.
1,381,442
0.3
7,175
(1)
Trade Desk, Inc.
- Class A
627,239
0.1
21,237
(1)
TripAdvisor, Inc.
590,176
0.1
66,334
(1)
ZoomInfo
Technologies, Inc.
1,063,334
0.2
8,222,660
1.6
Consumer Discretionary : 15.7%
39,663
ADT, Inc.
266,535
0.0
30,441
BorgWarner, Inc.
1,057,520
0.2
42,122
Boyd Gaming Corp.
2,835,653
0.5
3,447
Brunswick Corp.
332,704
0.1
1,583
(1)
Burlington Stores, Inc.
367,557
0.1
6,650
(1)
Caesars
Entertainment, Inc.
290,871
0.1
3,374
(1)
CarMax, Inc.
293,909
0.1
22,744
(1)
Coupang, Inc.
404,616
0.1
20,000
(1)
Crocs, Inc.
2,876,000
0.5
10,595
D.R. Horton, Inc.
1,743,407
0.3
2,404
(1)
Deckers Outdoor Corp.
2,262,789
0.4
9,363  Dick's Sporting Goods,
Inc.
2,105,364
0.4
13,841
(1)
Five Below, Inc.
2,510,481
0.5
2,191
(1)
Floor & Decor
Holdings, Inc. - Class A
283,997
0.1
17,734
(1)(2)
GameStop Corp.
- Class A
222,030
0.0
36,453
Gap, Inc.
1,004,280
0.2
114,776
Gentex Corp.
4,145,709
0.8
70,887
(1)
Goodyear Tire &
Rubber Co.
973,278
0.2
2,471  Graham Holdings Co.
- Class B
1,896,937
0.4
18,898
(1)
Grand Canyon
Education, Inc.
2,574,097
0.5
33,653
H&R Block, Inc.
1,652,699
0.3
18,701
Harley-Davidson, Inc.
817,982
0.2
28,279
(1)
Hilton Grand
Vacations, Inc.
1,335,052
0.3
13,546  Hyatt Hotels Corp.
- Class A
2,162,213
0.4
36,140
KB Home
2,561,603
0.5
24,117
Kohl's Corp.
703,011
0.1
22,691
Lear Corp.
3,287,472
0.6
14,119
Leggett & Platt, Inc.
270,379
0.1
2,758
Lennar Corp. - Class A
474,321
0.1
9,215
(1)
Light & Wonder, Inc.
940,759
0.2
4,171
Lithia Motors, Inc.
1,254,887
0.2
26,492
LKQ Corp.
1,414,938
0.3
78,729
Macy's, Inc.
1,573,793
0.3
33,848
(1)
Mattel, Inc.
670,529
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
36,178
(1)
MGM Resorts
International
$ 1,707,963
0.3
96,489
Nordstrom, Inc.
1,955,832
0.4
43
(1)
NVR, Inc.
348,298
0.1
10,515
(1)
Ollie's Bargain Outlet
Holdings, Inc.
836,679
0.2
62,439
(1)
Penn Entertainment,
Inc.
1,137,014
0.2
4,513
(1)
Planet Fitness, Inc.
- Class A
282,649
0.1
8,264
PVH Corp.
1,162,001
0.2
7,803
Ralph Lauren Corp.
1,465,091
0.3
53,070
(1)
Skechers USA, Inc.
- Class A
3,251,068
0.6
33,311
Tapestry, Inc.
1,581,606
0.3
62,993
(1)
Taylor Morrison Home
Corp.
3,916,275
0.7
8,197
Toll Brothers, Inc.
1,060,446
0.2
11,909
(1)
TopBuild Corp.
5,248,654
1.0
175,155
(1)
Under Armour, Inc.
- Class A
1,292,644
0.2
143,058
Wendy's Co.
2,695,213
0.5
13,501
Williams-Sonoma, Inc.
4,286,973
0.8
3,066
Wingstop, Inc.
1,123,382
0.2
4,271
Wynn Resorts Ltd.
436,624
0.1
16,020
(1)
YETI Holdings, Inc.
617,571
0.1
81,973,355
15.7
Consumer Staples : 4.8%
63,077
(1)
BellRing Brands, Inc.
3,723,435
0.7
23,565
(1)
BJ's Wholesale Club
Holdings, Inc.
1,782,692
0.3
867
(1)
Boston Beer Co., Inc.
- Class A
263,932
0.0
941  Casey's General
Stores, Inc.
299,662
0.1
16,233
(1)
Celsius Holdings, Inc.
1,346,040
0.3
2,816  Coca-Cola
Consolidated, Inc.
2,383,491
0.5
42,670
(1)
Darling Ingredients,
Inc.
1,984,582
0.4
7,893
(1)
e.l.f. Beauty, Inc.
1,547,265
0.3
23,006
Ingredion, Inc.
2,688,251
0.5
58,405
(1)
Performance Food
Group Co.
4,359,349
0.8
83,854
(1)
US Foods Holding
Corp.
4,525,600
0.9
24,904,299
4.8
Energy : 5.2%
29,110  Antero Midstream
Corp.
409,287
0.1
66,315
(1)
Antero Resources
Corp.
1,923,135
0.4
53,531
Baker Hughes Co.
1,793,288
0.3
88,540
ChampionX Corp.
3,177,701
0.6
3,400
Chord Energy Corp.
606,016
0.1
38,422
Civitas Resources, Inc.
2,916,614
0.6
38,186
(1)(2)
CNX Resources Corp.
905,772
0.2
10,382
Coterra Energy, Inc.
289,450
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
6,535  Diamondback Energy,
Inc.
$ 1,295,041
0.2
80,814  Equitrans Midstream
Corp.
1,009,367
0.2
15,745
Halliburton Co.
620,668
0.1
14,690
HF Sinclair Corp.
886,835
0.2
53,363  Matador Resources
Co.
3,563,047
0.7
82,077
Murphy Oil Corp.
3,750,919
0.7
19,627  New Fortress Energy,
Inc.
600,390
0.1
22,410
Ovintiv, Inc.
1,163,079
0.2
10,303  PBF Energy, Inc.
- Class A
593,144
0.1
9,417  Range Resources
Corp.
324,227
0.1
9,933
(1)
Weatherford
International PLC
1,146,467
0.2
26,974,447
5.2
Financials : 16.0%
19,725  Affiliated Managers
Group, Inc.
3,303,346
0.6
53,617
Ally Financial, Inc.
2,176,314
0.4
29,764  American Financial
Group, Inc.
4,062,191
0.8
4,116  Ameriprise Financial,
Inc.
1,804,619
0.3
69,199  Annaly Capital
Management, Inc.
1,362,528
0.3
10,813  Ares Management
Corp. - Class A
1,437,913
0.3
16,556  Axis Capital Holdings
Ltd.
1,076,471
0.2
53,802
Bank OZK
2,445,839
0.5
2,533  Cboe Global Markets,
Inc.
465,388
0.1
26,466  Citizens Financial
Group, Inc.
960,451
0.2
97,267  CNO Financial Group,
Inc.
2,672,897
0.5
43,018  Commerce
Bancshares, Inc.
2,288,558
0.4
29,587  East West Bancorp,
Inc.
2,340,628
0.5
115,261  Equitable Holdings,
Inc.
4,381,071
0.8
2,229  Erie Indemnity Co.
- Class A
895,100
0.2
53,240
Essent Group Ltd.
3,168,312
0.6
9,270  Evercore, Inc. - Class
A
1,785,309
0.3
1,375
Everest Re Group Ltd.
546,563
0.1
5,858  Fidelity National
Financial, Inc.
311,060
0.1
46,766  First American
Financial Corp.
2,855,064
0.6
119,134
First Horizon Corp.
1,834,664
0.4
49,145  Hancock Whitney
Corp.
2,262,636
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
6,949  Hartford Financial
Services Group, Inc.
$ 716,094
0.1
8,618  Interactive Brokers
Group, Inc. - Class A
962,717
0.2
40,808  International
Bancshares Corp.
2,290,961
0.4
50,462  Jefferies Financial
Group, Inc.
2,225,374
0.4
20,683
Loews Corp.
1,619,272
0.3
2,193  MarketAxess Holdings,
Inc.
480,815
0.1
146,051  MGIC Investment
Corp.
3,265,700
0.6
1,325
MSCI, Inc.
742,596
0.1
26,033  OneMain Holdings,
Inc.
1,330,026
0.3
17,196  Prosperity Bancshares,
Inc.
1,131,153
0.2
22,376  Reinsurance Group of
America, Inc.
4,315,883
0.8
1,266  RenaissanceRe
Holdings Ltd.
297,548
0.1
128,024
Rithm Capital Corp.
1,428,748
0.3
91,098
SLM Corp.
1,985,025
0.4
79,843  Starwood Property
Trust, Inc.
1,623,208
0.3
6,391
State Street Corp.
494,152
0.1
39,240
Synchrony Financial
1,692,029
0.3
29,937
(1)
Toast, Inc. - Class A
746,030
0.1
9,430  Tradeweb Markets,
Inc. - Class A
982,323
0.2
30,966
UMB Financial Corp.
2,693,732
0.5
78,838
Unum Group
4,230,447
0.8
33,364  Wintrust Financial
Corp.
3,482,868
0.7
14,029
XP, Inc. - Class A
359,984
0.1
83,533,607
16.0
Health Care : 8.1%
8,794  Agilent Technologies,
Inc.
1,279,615
0.2
5,355  AmerisourceBergen
Corp.
1,301,211
0.2
10,212
(1)
Arrowhead
Pharmaceuticals, Inc.
292,063
0.1
23,773
Bruker Corp.
2,233,236
0.4
13,081
Cardinal Health, Inc.
1,463,764
0.3
71,733
(1)
Doximity, Inc. - Class A
1,930,335
0.4
13,115
(1)
Envista Holdings Corp.
280,399
0.0
127,457
(1)
Exelixis, Inc.
3,024,555
0.6
25,288
(1)
Globus Medical, Inc.
- Class A
1,356,448
0.3
9,985
(1)
Haemonetics Corp.
852,220
0.2
30,598
(1)
Halozyme
Therapeutics, Inc.
1,244,727
0.2
15,722
(1)
HealthEquity, Inc.
1,283,387
0.2
21,278
(1)
Inari Medical, Inc.
1,020,918
0.2
18,370
(1)
Incyte Corp.
1,046,539
0.2
2,873
(1)
Inspire Medical
Systems, Inc.
617,092
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
20,238
(1)
Jazz Pharmaceuticals
PLC
$ 2,437,060
0.5
31,047
(1)
Lantheus Holdings,
Inc.
1,932,365
0.4
28,659
(1)
LivaNova PLC
1,603,184
0.3
2,722
(1)
Medpace Holdings,
Inc.
1,100,096
0.2
5,299
(1)
Molina Healthcare, Inc.
2,176,988
0.4
31,064
(1)
Neurocrine
Biosciences, Inc.
4,284,347
0.8
36,214
(1)
Option Care Health,
Inc.
1,214,618
0.2
4,643
(1)
Penumbra, Inc.
1,036,225
0.2
31,041
(1)
Progyny, Inc.
1,184,214
0.2
11,002
(1)
Shockwave Medical,
Inc.
3,582,581
0.7
5,403
(1)
Tenet Healthcare Corp.
567,909
0.1
8,281
(1)
United Therapeutics
Corp.
1,902,311
0.4
1,478
(1)
Veeva Systems, Inc.
- Class A
342,438
0.1
42,590,845
8.1
Industrials : 21.4%
16,095
Acuity Brands, Inc.
4,325,209
0.8
21,768  Advanced Drainage
Systems, Inc.
3,749,320
0.7
50,585
AECOM
4,961,377
0.9
6,389
AGCO Corp.
785,975
0.1
82,813
(1)
American Airlines
Group, Inc.
1,271,179
0.2
2,438
AMETEK, Inc.
445,910
0.1
10,660  Avis Budget Group,
Inc.
1,305,424
0.2
1,461
(1)
Builders FirstSource,
Inc.
304,691
0.1
2,640
(1)
CACI International, Inc.
- Class A
1,000,111
0.2
9,385
Carlisle Cos., Inc.
3,677,512
0.7
3,054
Cintas Corp.
2,098,190
0.4
7,345
(1)
Clean Harbors, Inc.
1,478,622
0.3
43,773
(1)
Copart, Inc.
2,535,332
0.5
71,548
(1)
Core & Main, Inc.
- Class A
4,096,123
0.8
11,155
Curtiss-Wright Corp.
2,855,011
0.5
51,985
Donaldson Co., Inc.
3,882,240
0.7
95,755  Dun & Bradstreet
Holdings, Inc.
961,380
0.2
2,204
EMCOR Group, Inc.
771,841
0.1
7,916
EnerSys
747,745
0.1
10,665
Esab Corp.
1,179,229
0.2
4,893
Exponent, Inc.
404,602
0.1
22,845
Fortive Corp.
1,965,127
0.4
44,884  Fortune Brands
Innovations, Inc.
3,800,328
0.7
75,705
Genpact Ltd.
2,494,480
0.5
49,764
Graco, Inc.
4,650,943
0.9
33,346
(1)
GXO Logistics, Inc.
1,792,681
0.3
91,503
(1)(2)
Hertz Global Holdings,
Inc.
716,468
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,768
Ingersoll Rand, Inc.
$ 262,822
0.0
24,015
ITT, Inc.
3,266,760
0.6
2,825
(1)
Kirby Corp.
269,279
0.1
10,571
Leidos Holdings, Inc.
1,385,752
0.3
822  Lennox International,
Inc.
401,761
0.1
3,965  Lincoln Electric
Holdings, Inc.
1,012,820
0.2
24,078  MSC Industrial Direct
Co., Inc. - Class A
2,336,529
0.4
46,930
nVent Electric PLC
3,538,522
0.7
1,776  Old Dominion Freight
Line, Inc.
389,495
0.1
33,166
Owens Corning
5,532,089
1.1
16,980
Pentair PLC
1,450,771
0.3
15,818
Regal Rexnord Corp.
2,848,822
0.5
1,658  Rockwell Automation,
Inc.
483,025
0.1
22,066
Rollins, Inc.
1,020,994
0.2
20,843
Ryder System, Inc.
2,505,120
0.5
8,238
(1)
Saia, Inc.
4,819,230
0.9
30,588  Schneider National,
Inc. - Class B
692,512
0.1
36,359  Sensata Technologies
Holding PLC
1,335,830
0.3
14,182  Simpson
Manufacturing Co., Inc.
2,909,863
0.6
29,993  SS&C Technologies
Holdings, Inc.
1,930,649
0.4
36,220
Terex Corp.
2,332,568
0.4
32,993
Timken Co.
2,884,578
0.6
371
United Rentals, Inc.
267,532
0.1
7,181
Watsco, Inc.
3,101,977
0.6
13,856  Watts Water
Technologies, Inc.
- Class A
2,945,093
0.6
17,452  WESCO International,
Inc.
2,989,179
0.6
3,689
Woodward, Inc.
568,549
0.1
3,823
(1)
XPO, Inc.
466,521
0.1
112,205,692
21.4
Information Technology : 9.6%
15,458
(1)
Allegro MicroSystems,
Inc.
416,748
0.1
25,469
Amkor Technology, Inc.
821,121
0.1
10,639
(1)
Arrow Electronics, Inc.
1,377,325
0.3
56,836
Avnet, Inc.
2,817,929
0.5
13,528
(1)
Cirrus Logic, Inc.
1,252,152
0.2
3,639
(1)
Cloudflare, Inc. - Class
A
352,364
0.1
14,078
(1)
Coherent Corp.
853,408
0.2
16,397
(1)
CommVault Systems,
Inc.
1,663,148
0.3
4,557
Concentrix Corp.
301,765
0.1
4,918
(1)
Datadog, Inc. - Class A
607,865
0.1
10,637
(1)
DocuSign, Inc.
633,433
0.1
72,051
(1)
Dropbox, Inc. - Class A
1,750,839
0.3
78,551
(1)
Dynatrace, Inc.
3,647,908
0.7
2,619
(1)
Enphase Energy, Inc.
316,847
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
13,167
(1)
ExlService Holdings,
Inc.
$ 418,711
0.1
7,661
(1)
F5, Inc.
1,452,449
0.3
7,197
(1)
Gitlab, Inc. - Class A
419,729
0.1
21,619
(1)
GoDaddy, Inc. - Class
A
2,565,743
0.5
1,692
(1)
HubSpot, Inc.
1,060,139
0.2
6,146
Jabil, Inc.
823,257
0.1
7,457
(1)
Keysight Technologies,
Inc.
1,166,126
0.2
44,241
(1)
Lattice Semiconductor
Corp.
3,460,973
0.7
6,615
(1)
Manhattan Associates,
Inc.
1,655,271
0.3
10,546
Maximus, Inc.
884,809
0.2
23,607
MKS Instruments, Inc.
3,139,731
0.6
2,170  Monolithic Power
Systems, Inc.
1,470,001
0.3
9,455
NetApp, Inc.
992,491
0.2
1,980
(1)
Onto Innovation, Inc.
358,538
0.1
13,922
(1)
Paylocity Holding
Corp.
2,392,635
0.4
88,279
(1)
Pure Storage, Inc.
- Class A
4,589,625
0.9
37,531
(1)
Rambus, Inc.
2,319,791
0.4
7,926
(1)
RingCentral, Inc.
- Class A
275,349
0.0
13,276
(1)
SentinelOne, Inc.
- Class A
309,464
0.1
4,243
(1)
Silicon Laboratories,
Inc.
609,804
0.1
11,321
(1)
Smartsheet, Inc.
- Class A
435,858
0.1
486
(1)
Super Micro Computer,
Inc.
490,875
0.1
25,737
(1)
Teradata Corp.
995,250
0.2
6,161
Teradyne, Inc.
695,146
0.1
4,113
(1)
Trimble, Inc.
264,713
0.0
5,119
(1)
Zoom Video
Communications, Inc.
- Class A
334,629
0.1
50,393,959
9.6
Materials : 6.7%
42,289
Alcoa Corp.
1,428,945
0.3
19,018
Ashland, Inc.
1,851,783
0.4
54,278
Avient Corp.
2,355,665
0.4
68,226
(1)
Axalta Coating
Systems Ltd.
2,346,292
0.4
53,704  Berry Global Group,
Inc.
3,248,018
0.6
55,465
Chemours Co.
1,456,511
0.3
134,264
(1)
Cleveland-Cliffs, Inc.
3,053,163
0.6
41,948  Commercial Metals
Co.
2,465,284
0.5
10,481
Crown Holdings, Inc.
830,724
0.2
51,734
Element Solutions, Inc.
1,292,315
0.2
5,228
(1)
Knife River Corp.
423,886
0.1
14,145
Louisiana-Pacific Corp.
1,186,907
0.2
9,140
PPG Industries, Inc.
1,324,386
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
12,885  Reliance Steel &
Aluminum Co.
$ 4,305,909
0.8
9,190
Royal Gold, Inc.
1,119,434
0.2
40,292
RPM International, Inc.
4,792,734
0.9
25,883
Sonoco Products Co.
1,497,073
0.3
6,548  United States Steel
Corp.
267,028
0.0
35,246,057
6.7
Real Estate : 6.7%
29,335
Agree Realty Corp.
1,675,615
0.3
11,611  American Homes 4
Rent - Class A
427,053
0.1
40,506  Apartment Income
REIT Corp.
1,315,230
0.2
1,922  AvalonBay
Communities, Inc.
356,646
0.1
8,339
Boston Properties, Inc.
544,620
0.1
150,830  Brixmor Property
Group, Inc.
3,536,963
0.7
42,473  COPT Defense
Properties
1,026,572
0.2
32,997
CubeSmart
1,492,124
0.3
19,489  EastGroup Properties,
Inc.
3,503,537
0.7
4,000  Equity LifeStyle
Properties, Inc.
257,600
0.0
25,223
Equity Residential
1,591,824
0.3
40,839  First Industrial Realty
Trust, Inc.
2,145,681
0.4
8,797  Gaming and Leisure
Properties, Inc.
405,278
0.1
42,301  Host Hotels & Resorts,
Inc.
874,785
0.2
16,384
(1)
Jones Lang LaSalle,
Inc.
3,196,355
0.6
68,718
Kilroy Realty Corp.
2,503,397
0.5
30,709  Lamar Advertising Co.
- Class A
3,666,962
0.7
49,101  National Retail
Properties, Inc.
2,098,577
0.4
116,874  Park Hotels & Resorts,
Inc.
2,044,126
0.4
4,207  Regency Centers
Corp.
254,776
0.0
109,151  Sabra Health Care
REIT, Inc.
1,612,160
0.3
5,186
WP Carey, Inc.
292,698
0.1
34,822,579
6.7
Utilities : 3.7%
35,352
Black Hills Corp.
1,930,219
0.4
16,057
Edison International
1,135,712
0.2
27,979
Essential Utilities, Inc.
1,036,622
0.2
51,914
National Fuel Gas Co.
2,788,820
0.5
10,707
NiSource, Inc.
296,156
0.1
42,754
NorthWestern Corp.
2,177,461
0.4
35,721
ONE Gas, Inc.
2,305,076
0.4
27,418
PG&E Corp.
459,526
0.1
60,791
UGI Corp.
1,491,811
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
79,544
Vistra Corp.
$ 5,540,239
1.1
19,161,642
3.7
Total Common Stock
(Cost $423,874,023)
520,029,142
99.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.7%
Repurchase Agreements : 0.2%
257,139
(3)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $257,289,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market
Value plus accrued
interest $262,282, due
08/01/33-03/01/54)
257,139
0.0
1,000,000
(3)
MUFG Securities
Americas, Inc.,
Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $1,000,585,
collateralized
by various U.S.
Government Agency
Obligations, 3.000%-
5.500%, Market Value
plus accrued interest
$1,020,000, due
01/01/39-11/01/52)
1,000,000
0.2
Total Repurchase
Agreements
(Cost $1,257,139)
1,257,139
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.5%
2,627,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $2,627,000) $ 2,627,000 0.5
Total Short-Term
Investments
(Cost $3,884,139)
$ 3,884,139
0.7
Total Investments in
Securities
(Cost $427,758,162) $ 523,913,281 100.2
Liabilities in Excess
of Other Assets (988,986) (0.2)
Net Assets $ 522,924,295 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 520,029,142 $ — $ — $ 520,029,142
Short-Term Investments 2,627,000 1,257,139 — 3,884,139
Total Investments, at fair value $ 522,656,142 $ 1,257,139 $ — $ 523,913,281
Other Financial Instruments+
Futures 73,594 — — 73,594
Total Assets $ 522,729,736 $ 1,257,139 $ — $ 523,986,875
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index 8 06/21/24 $ 2,461,920 $ 73,594
$ 2,461,920 $ 73,594
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 111,613,473
Gross Unrealized Depreciation (15,458,353)
Net Unrealized Appreciation $ 96,155,120